Common Stock - Schedule of loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) attributable to controlling interests	$ (5,107,051)	$ 2,729,602
Angel Studios, Inc. CIK: 0001671941
Numerator:
Net income (loss) attributable to controlling interests	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Denominator:
Weighted average common shares outstanding - basic	25,791,117	24,775,858	24,264,683
Effect of dilutive shares (in shares)		1,153,388
Weighted average diluted shares (in shares)	25,791,117	25,929,246	24,264,683
Net income (loss) per common share - basic	$ (3.482)	$ 0.37	$ (0.565)
Diluted net (loss) income per share	$ (3.482)	$ 0.353	$ (0.565)